Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 1,793	$ 3,343
Accounts receivable, net		22,399	17,519
Deposits, prepayments and other receivables		2	575
Amount due from shareholder		95	152
Derivative financial instruments		582	685
Total current assets		24,871	22,274
Non-current assets:
Property and equipment, net		1		[1]
Right-of-use assets, net		16	62
Deferred offering costs			1,321
Total non-current assets		17	1,383
TOTAL ASSETS		24,888	23,657
Current liabilities:
Accounts payable		20,214	17,067
Accrued liabilities		237	50
Other payables		180
Lease liabilities		16	42
Loan from shareholder		4,000
Income tax payable		136	127
Total current liabilities		24,783	17,286
Non-current liabilities:
Lease liabilities			18
Loan from shareholder			5,000
Total non-current liabilities			5,018
TOTAL LIABILITIES		24,783	22,304
Commitments and contingencies
Shareholders’ equity:
Ordinary share, par value US$0.000005, 100,000,000,000 shares authorized, 16,350,000 shares issued*	[1],[2]
Additional paid-up capital		3,910	695
Retained earnings/(accumulated deficit)		(3,851)	612
Other reserve		46	46
Total shareholders’ equity		105	1,353
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		$ 24,888	$ 23,657

[1]	— Denotes amount less than US$1,000.
[2]	Retrospectively restated for the effect of 1:200 forward stock split of our Ordinary Shares and the shares surrendered by our existing shareholders.